Change in Benefit Obligations Change in Plan Assets Funded Status Amounts Recognized on Balance Sheet and Amounts Recognized in Accumulated Other Comprehensive Loss Pretax (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (34,346)	$ (32,957)
Pension
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	30,582	29,217
Service cost	358	307	353
Interest cost	1,449	1,590	1,797
Plan amendments	183	(485)
Actuarial loss, net	6,074	3,360
Benefits paid	(2,735)	(2,564)
Annuity purchase	(8,352)
Settlements paid	(786)	(843)
End of Year	26,773	30,582	29,217
Beginning of year	24,110	25,814
Actual return on plan assets	2,326	1,191
Company contributions	3,719	512
Benefits paid	(2,735)	(2,564)
Settlements paid	(786)	(843)
Annuity purchase	(8,352)
End of year	18,282	24,110	25,814
End of year	(8,491)	(6,472)
Noncurrent assets	236	289
Current liabilities	(129)	(195)
Noncurrent liabilities	(8,598)	(6,566)
Total	(8,491)	(6,472)
Prior Service Cost	181	(3)
Total	181	(3)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	27,369	25,718
Service cost	359	299	305
Interest cost	1,284	1,421	1,639
Plan amendments	(1,826)
Actuarial loss, net	1,402	1,687
Benefits paid	(1,744)	(1,756)
End of Year	26,844	27,369	25,718
Beginning of year	2,628	2,945
Actual return on plan assets	312	63
Company contributions	1,461	1,376
Benefits paid	(1,744)	(1,756)
End of year	2,657	2,628	2,945
End of year	(24,187)	(24,741)
Current liabilities	(766)	(735)
Noncurrent liabilities	(23,421)	(24,006)
Total	(24,187)	(24,741)
Prior Service Cost	(2,247)	(510)
Total	$ (2,247)	$ (510)